DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)
Assets
Notional Amount	$ 31,835,928		$ 26,373,860
Fair Value	328,392	$ 110.1	502,209
Liabilities
Fair Value	298,665	$ 100.1	640,695
Notional Amount	29,015,306		26,315,007
Fair Value	298,665		640,695
Forward contract [member]
Assets
Notional Amount	17,517,635		15,461,960
Fair Value	224,686		391,371
Liabilities
Notional Amount	15,197,221		16,923,438
Fair Value	145,679		410,395
Swap contract [member]
Assets
Notional Amount	8,389,879		7,309,529
Fair Value	86,074		84,373
Liabilities
Notional Amount	7,458,672		5,982,090
Fair Value	119,956		190,733
Futures contract [member]
Assets
Notional Amount	4,558,472		2,267,787
Fair Value	0		0
Liabilities
Notional Amount	5,324,037		2,405,351
Fair Value	0		0
Option contract [member]
Assets
Notional Amount	1,369,942		1,334,584
Fair Value	17,632		26,465
Liabilities
Notional Amount	1,035,376		1,004,128
Fair Value	33,030		39,567
Foreign currency to buy [Member] | Forward contract [member]
Assets
Notional Amount	6,126,920		5,255,735
Fair Value	60,799		118,568
Liabilities
Notional Amount	9,027,166		9,286,812
Fair Value	120,083		247,967
Foreign currency to buy [Member] | Futures contract [member]
Assets
Notional Amount	1,192,880		1,069,003
Fair Value	0		0
Liabilities
Notional Amount	4,508,630		1,995,604
Fair Value	0		0
Foreign currency to buy [Member] | Option contract [member]
Assets
Notional Amount	0		563,522
Fair Value	0		10,769
Liabilities
Notional Amount	0		0
Fair Value	0		0
Foreign currency to sell [Member] | Forward contract [member]
Assets
Notional Amount	10,769,180		10,206,225
Fair Value	163,156		272,803
Liabilities
Notional Amount	5,547,955		7,039,126
Fair Value	24,489		160,936
Foreign currency to sell [Member] | Futures contract [member]
Assets
Notional Amount	2,873,592		1,198,784
Fair Value	0		0
Liabilities
Notional Amount	815,407		409,747
Fair Value	0		0
Foreign currency to sell [Member] | Option contract [member]
Liabilities
Notional Amount	1,035,376		447,818
Fair Value	33,030		19,960
Debt securities to buy [Member] | Forward contract [member]
Assets
Notional Amount	191,500		0
Fair Value	357		0
Liabilities
Notional Amount	185,000
Fair Value	171
Debt securities to buy [Member] | Futures contract [member]
Assets
Notional Amount	408,000
Fair Value	0
Debt securities to buy [Member] | Option contract [member]
Assets
Notional Amount	1,369,942		739,512
Fair Value	17,632		15,544
Debt securities to sell [Member] | Forward contract [member]
Assets
Notional Amount	430,035		0
Fair Value	374		0
Liabilities
Notional Amount	437,100		597,500
Fair Value	936		1,492
Debt securities to sell [Member] | Futures contract [member]
Assets
Notional Amount	84,000		0
Fair Value	0		0
Debt securities to sell [Member] | Option contract [member]
Assets
Notional Amount	0
Fair Value	0
Liabilities
Notional Amount	0		556,310
Fair Value	0		19,607
Cross currency swap [Member] | Swap contract [member]
Assets
Notional Amount	1,534,252		1,288,048
Fair Value	33,104		44,593
Liabilities
Notional Amount	1,574,121		1,771,324
Fair Value	79,263		164,906
Interest rates swap [Member] | Swap contract [member]
Assets
Notional Amount	6,855,627		6,021,481
Fair Value	52,970		39,780
Liabilities
Notional Amount	5,884,551		4,210,766
Fair Value	40,693		25,827
Interest rate to buy [Member] | Option contract [member]
Assets
Notional Amount	0		31,550
Fair Value	$ 0		$ 152

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.